Fees Summary	Sep. 05, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,550.00
Total Offset Amount	0.00
Net Fee	$ 76,550.00
Narrative - Max Aggregate Offering Amount | shares	500,000,000
Final Prospectus	true